Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Capital
Common Equity Tier 1 Capital	$ 84,328	$ 83,671
Tier 1 Capital	95,111	94,445
Total Capital	107,960	107,175
Risk-weighted assets used in the calculation of capital ratios	$ 549,398	$ 517,048
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.30%	16.20%
Tier 1 Capital ratio	17.30%	18.30%
Total Capital ratio	19.70%	20.70%
Leverage ratio	4.60%	4.90%
TLAC Ratio	34.20%	35.20%
TLAC Leverage Ratio	9.00%	9.40%